Investment Objectives and Goals	Oct. 31, 2024
BBH Select Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	BBH Select Large Cap ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BBH Select Large Cap ETF (the “Fund”) is to provide investors with long-term growth of capital.
BBH Select Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	BBH Select Mid Cap ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BBH Select Mid Cap ETF (the “Fund”) is to provide investors with long-term growth of capital.